Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Consolidation of subsidiaries (Tables) [Abstract]
Consolidation of subsidiaries

4. Consolidation of subsidiaries

	At December 31, 2017
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level
PagSeguro Brazil	7,553,504	6,686,516	866,988	478,781	99.99	Direct
Net+Phone	1,018,218	974,260	43,958	(8,441)	99.99	Indirect
Boa Compra	629,246	609,284	19,962	5,715	99.99	Indirect
BCPS	1,236	251	985	429	99.50	Indirect
R2TECH	2,460	894	1,566	1,307	51.00	Indirect
BIVA	2,482	1,730	752	(1,569)	59.31	Indirect
FIDC	182,163	404	181,759	1,758	100	Indirect